Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock voting rights	one vote	one vote
Common Stock
Class of Stock [Line Items]
Dividends declared or paid	$ 0	$ 0
IPO | Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Shares issued upon conversion of preferred stock	24,785,564	24,785,564